UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
Address:  6125 Memorial Drive
          Dublin, OH 43017

Form 13F File Number:  028-01512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dale W. Smith
Title:    Chief Financial Officer and Chief Investment Officer
Phone:    614-766-7000

Signature, Place, and Date of Signing:

      /s/ Dale W. Smith                 Dublin, OH             October 16, 2012
      -----------------                 ----------             ----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          380
                                         -----------

Form 13F Information Table Value Total:  $   249,849
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- -----------------
                                                                                                                   VOTING AUTHORITY
                                         TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -----------------
            NAME OF ISSUER                CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------- ----
ABB Ltd                                Common Stock 000375204         644      34,435          Shared                    34,435
Abercrombie & Fitch Co                 Common Stock 002896207         141       4,170          Shared                     4,170
Advanced Micro Devices Inc             Common Stock 007903107         127      37,780          Shared                    37,780
AGL Resources Inc                      Common Stock 001204106         197       4,826          Shared                     4,826
Allegheny Technologies Inc             Common Stock 01741R102         136       4,265          Shared                     4,265
Alpha Natural Resources Inc            Common Stock 02076X102          66       9,985          Shared                     9,985
American Tower Corp                    Common Stock 03027X100         759      10,635          Shared                    10,635
American Water Works Co Inc            Common Stock 030420103       1,382      37,299          Shared                    37,299
Apartment Investment & Management Co   Common Stock 03748R101         231       8,900          Shared                     8,900
Assurant Inc                           Common Stock 04621X108         185       4,960          Shared                     4,960
AT&T Inc                               Common Stock 00206R102       1,478      39,215          Shared                    39,215
AutoNation Inc                         Common Stock 05329W102         241       5,530          Shared                     5,530
Avery Dennison Corp                    Common Stock 053611109         226       7,110          Shared                     7,110
Bemis Co Inc                           Common Stock 081437105         213       6,780          Shared                     6,780
Big Lots Inc                           Common Stock 089302103         160       5,395          Shared                     5,395
Cablevision Systems Corp               Common Stock 12686C109         228      14,355          Shared                    14,355
CBRE Group Inc                         Common Stock 12504L109         247      13,400          Shared                    13,400
Cincinnati Financial Corp              Common Stock 172062101         253       6,690          Shared                     6,690
Cintas Corp                            Common Stock 172908105         243       5,855          Shared                     5,855
Computer Sciences Corp                 Common Stock 205363104         277       8,610          Shared                     8,610
Compuware Corp                         Common Stock 205638109         243      24,520          Shared                    24,520
Constellation Brands Inc               Common Stock 21036P108         319       9,870          Shared                     9,870
Coventry Health Care Inc               Common Stock 222862104         280       6,710          Shared                     6,710
Dean Foods Co                          Common Stock 242370104         298      18,215          Shared                    18,215
DENTSPLY International Inc             Common Stock 249030107         222       5,820          Shared                     5,820
DeVry Inc                              Common Stock 251893103         121       5,305          Shared                     5,305
Diamond Offshore Drilling Inc          Common Stock 25271C102         243       3,690          Shared                     3,690
DR Horton Inc                          Common Stock 23331A109         334      16,175          Shared                    16,175
Dun & Bradstreet Corp/The              Common Stock 26483E100         217       2,725          Shared                     2,725
E*TRADE Financial Corp                 Common Stock 269246401         226      25,627          Shared                    25,627
Energen Corp                           Common Stock 29265N108         625      11,931          Shared                    11,931
Energy Select Sector SPDR Fund         Common Stock 81369Y506       2,767      37,675          Shared                    37,675
Energy Select Sector SPDR Fund         Common Stock 81369Y506       3,147      42,850          Shared                    42,850
Energy Select Sector SPDR Fund         Common Stock 81369Y506       4,909      66,850          Shared                    66,850
Energy Select Sector SPDR Fund         Common Stock 81369Y506       3,964      53,975          Shared                    53,975
Energy Select Sector SPDR Fund         Common Stock 81369Y506       5,614      76,450          Shared                    76,450
Energy Transfer Equity LP              Common Stock 29273V100         799      17,674          Shared                    17,674
Enersis SA                             Common Stock 29274F104         709      43,251          Shared                    43,251
EnerSys Inc                            Common Stock 29275Y102         476      13,480          Shared                    13,480
Ensco PLC                              Common Stock 078803916         714      13,087          Shared                    13,087
Enterprise Products Partners LP        Common Stock 293792107       1,413      26,354          Shared                    26,354
EQT Corp                               Common Stock 26884L109       1,016      17,216          Shared                    17,216
Equifax Inc                            Common Stock 294429105         245       5,265          Shared                     5,265
Expedia Inc                            Common Stock 30212P303         407       7,030          Shared                     7,030
Federated Investors Inc                Common Stock 314211103         279      13,470          Shared                    13,470
First Horizon National Corp            Common Stock 320517105         246      25,502          Shared                    25,502
First Solar Inc                        Common Stock 336433107         134       6,040          Shared                     6,040
FLIR Systems Inc                       Common Stock 302445101         162       8,135          Shared                     8,135
Fluor Corp                             Common Stock 343412102       1,367      24,294          Shared                    24,294
GameStop Corp                          Common Stock 36467W109         177       8,445          Shared                     8,445
Gannett Co Inc                         Common Stock 364730101         271      15,250          Shared                    15,250
General Electric Co                    Common Stock 369604103       1,335      58,764          Shared                    58,764
Genworth Financial Inc                 Common Stock 37247D106         163      31,150          Shared                    31,150
Goodyear Tire & Rubber Co/The          Common Stock 382550101         175      14,395          Shared                    14,395
H&R Block Inc                          Common Stock 093671105         217      12,495          Shared                    12,495
Harman International Industries Inc    Common Stock 413086109         247       5,360          Shared                     5,360
Harris Corp                            Common Stock 413875105         290       5,660          Shared                     5,660
Hasbro Inc                             Common Stock 418056107         244       6,390          Shared                     6,390
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       1,087      27,100          Shared                    27,100
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       2,702      67,350          Shared                    67,350
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       4,287     106,850          Shared                   106,850
Health Care Select Sector SPDR Fund    Common Stock 81369Y209       4,833     120,475          Shared                   120,475
Hormel Foods Corp                      Common Stock 440452100         204       6,970          Shared                     6,970
Hospira Inc                            Common Stock 441060100         220       6,710          Shared                     6,710
Hudson City Bancorp Inc                Common Stock 443683107         259      32,640          Shared                    32,640
Huntington Bancshares Inc/OH           Common Stock 446150104         256      37,160          Shared                    37,160
Integrys Energy Group Inc              Common Stock 45822P105         196       3,760          Shared                     3,760
International Flavors & Fragrances Inc Common Stock 459506101         232       3,890          Shared                     3,890
Interpublic Group of Cos Inc/The       Common Stock 460690100         233      20,965          Shared                    20,965
iShares Dow Jones US Real Estate
  Index Fund                           Common Stock 464287739      10,294     159,900          Shared                   159,900
iShares iBoxx $ High Yield Corporate
  Bond Fund                            Common Stock 464288513       2,298      24,900          Shared                    24,900
iShares iBoxx Investment Grade
  Corporate Bond Fund                  Common Stock 464287242       3,367      27,650          Shared                    27,650
iShares iBoxx Investment Grade
  Corporate Bond Fund                  Common Stock 464287242       7,297      59,925          Shared                    59,925
iShares JPMorgan USD Emerging Markets
  Bond Fund                            Common Stock 464288281       4,614      38,050          Shared                    38,050
iShares MSCI EAFE Index Fund           Common Stock 464287465       4,343      81,950          Shared                    81,950
iShares MSCI EAFE Index Fund           Common Stock 464287465       3,493      65,900          Shared                    65,900
iShares MSCI EAFE Index Fund           Common Stock 464287465       5,646     106,525          Shared                   106,525
iShares MSCI EAFE Index Fund           Common Stock 464287465       3,816      72,000          Shared                    72,000
iShares MSCI EAFE Index Fund           Common Stock 464287465       6,449     121,675          Shared                   121,675
iShares MSCI Emerging Markets Index
  Fund                                 Common Stock 464287234       3,442      83,300          Shared                    83,300
iShares Russell 1000 Growth Index Fund Common Stock 464287614         870      13,050          Shared                    13,050
iShares Russell 1000 Growth Index Fund Common Stock 464287614       2,031      30,450          Shared                    30,450
iShares Russell 1000 Growth Index Fund Common Stock 464287614       3,380      50,675          Shared                    50,675
iShares Russell 1000 Growth Index Fund Common Stock 464287614       3,875      58,100          Shared                    58,100
iShares Russell 1000 Value Index Fund  Common Stock 464287598       2,460      34,075          Shared                    34,075
iShares Russell 1000 Value Index Fund  Common Stock 464287598       4,993      69,175          Shared                    69,175
iShares Russell 1000 Value Index Fund  Common Stock 464287598       8,203     113,650          Shared                   113,650
iShares Russell 1000 Value Index Fund  Common Stock 464287598       9,513     131,800          Shared                   131,800
iShares Russell 2000 Growth Index Fund Common Stock 464287648       5,008      52,375          Shared                    52,375
ITC Holdings Corp                      Common Stock 465685105       1,334      17,644          Shared                    17,644
Jabil Circuit Inc                      Common Stock 466313103         194      10,380          Shared                    10,380
JC Penney Co Inc                       Common Stock 708160106         141       5,800          Shared                     5,800
JDS Uniphase Corp                      Common Stock 46612J507         242      19,547          Shared                    19,547
Kinder Morgan Energy Partners LP       Common Stock 494550106       1,061      12,857          Shared                    12,857
Lam Research Corp                      Common Stock 512807108         177       5,557          Shared                     5,557
Legg Mason Inc                         Common Stock 524901105         209       8,475          Shared                     8,475
Leggett & Platt Inc                    Common Stock 524660107         222       8,850          Shared                     8,850
Lennar Corp                            Common Stock 526057104         361      10,385          Shared                    10,385
Leucadia National Corp                 Common Stock 527288104         204       8,960          Shared                     8,960
Lexmark International Inc              Common Stock 529771107         137       6,175          Shared                     6,175
LSI Corp                               Common Stock 502161102         237      34,285          Shared                    34,285
MarkWest Energy Partners LP            Common Stock 570759100         838      15,397          Shared                    15,397
Masco Corp                             Common Stock 574599106         293      19,470          Shared                    19,470
Materials Select Sector SPDR Fund      Common Stock 81369Y100       1,648      44,775          Shared                    44,775
MDU Resources Group Inc                Common Stock 552690109       1,207      54,783          Shared                    54,783
MetroPCS Communications Inc            Common Stock 591708102         275      23,505          Shared                    23,505
Molex Inc                              Common Stock 608554101         224       8,540          Shared                     8,540
Nabors Industries Ltd                  Common Stock G6359F103         165      11,765          Shared                    11,765
NASDAQ OMX Group Inc/The               Common Stock 631103108         194       8,330          Shared                     8,330
National Fuel Gas Co                   Common Stock 636180101       1,126      20,831          Shared                    20,831
National Grid PLC                      Common Stock 636274300         903      16,308          Shared                    16,308
Netflix Inc                            Common Stock 64110L106         160       2,945          Shared                     2,945
Newell Rubbermaid Inc                  Common Stock 651229106         241      12,635          Shared                    12,635
Newfield Exploration Co                Common Stock 651290108         169       5,395          Shared                     5,395
NiSource Inc                           Common Stock 65473P105       2,855     112,054          Shared                   112,054
Northeast Utilities                    Common Stock 664397106         466      12,186          Shared                    12,186
NRG Energy Inc                         Common Stock 629377508         241      11,255          Shared                    11,255
ONEOK Inc                              Common Stock 682680103         738      15,278          Shared                    15,278
Owens-Illinois Inc                     Common Stock 690768403         198      10,530          Shared                    10,530
Patterson Cos Inc                      Common Stock 703395103         236       6,905          Shared                     6,905
People's United Financial Inc          Common Stock 712704105         193      15,870          Shared                    15,870
Pepco Holdings Inc                     Common Stock 713291102         190      10,055          Shared                    10,055
PerkinElmer Inc                        Common Stock 714046109         300      10,195          Shared                    10,195
Pimco Total Return ETF                 Common Stock 72201R775       3,350      30,800          Shared                    30,800
Pimco Total Return ETF                 Common Stock 72201R775       6,173      56,750          Shared                    56,750
Pitney Bowes Inc                       Common Stock 724479100         152      10,995          Shared                    10,995
Powershares QQQ Trust Series 1         Common Stock 73935A104       3,543      51,675          Shared                    51,675
Powershares QQQ Trust Series 1         Common Stock 73935A104       5,719      83,400          Shared                    83,400
Powershares QQQ Trust Series 1         Common Stock 73935A104       6,456      94,155          Shared                    94,155
PulteGroup Inc                         Common Stock 745867101         501      32,343          Shared                    32,343
QUALCOMM Inc                           Common Stock 747525103       1,335      21,369          Shared                    21,369
Quanta Services Inc                    Common Stock 74762E102         234       9,465          Shared                     9,465
Questar Corp                           Common Stock 748356102       1,562      76,826          Shared                    76,826
Robert Half International Inc          Common Stock 770323103         191       7,165          Shared                     7,165
Rowan Cos Plc                          Common Stock 078178116         227       6,715          Shared                     6,715
RR Donnelley & Sons Co                 Common Stock 257867101         150      14,135          Shared                    14,135
Ryder System Inc                       Common Stock 783549108         150       3,840          Shared                     3,840
SAIC Inc.                              Common Stock 78390X101         200      16,595          Shared                    16,595
Scripps Networks Interactive Inc       Common Stock 811065101         294       4,805          Shared                     4,805
Sealed Air Corp                        Common Stock 81211K100         183      11,845          Shared                    11,845
Sears Holdings Corp                    Common Stock 812350106         356       6,415          Shared                     6,415
Sears Hometown and Outlet Stores Inc   Common Stock 812350114          17       6,415          Shared                     6,415
Siemens AG                             Common Stock 826197501         742       7,405          Shared                     7,405
Snap-on Inc                            Common Stock 833034101         290       4,030          Shared                     4,030
SPDR Barclays Capital High Yield Bond
  ETF                                  Common Stock 78464A417       2,312      57,500          Shared                    57,500
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       1,240       9,250          Shared                     9,250
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       1,964      14,650          Shared                    14,650
SPDR Dow Jones Industrial Average ETF
  Trust                                Common Stock 78467X109       2,373      17,700          Shared                    17,700
Spectra Energy Corp                    Common Stock 847560109         790      26,919          Shared                    26,919
SunCoke Energy Inc                     Common Stock 86722A103          42       2,635          Shared                     2,635
Sunoco Inc                             Common Stock 86764P109         233       4,965          Shared                     4,965
SUPERVALU Inc                          Common Stock 868536103          61      25,125          Shared                    25,125
TECO Energy Inc                        Common Stock 872375100         189      10,660          Shared                    10,660
Telephone & Data Systems Inc           Common Stock 879433829         771      30,104          Shared                    30,104
Tenet Healthcare Corp                  Common Stock 88033G100         249      39,770          Shared                    39,770
Teradyne Inc                           Common Stock 880770102         213      14,965          Shared                    14,965
Tesoro Corp                            Common Stock 881609101         366       8,730          Shared                     8,730
Titanium Metals Corp                   Common Stock 888339207         175      13,615          Shared                    13,615
Torchmark Corp                         Common Stock 891027104         241       4,695          Shared                     4,695
Total System Services Inc              Common Stock 891906109         247      10,435          Shared                    10,435
TripAdvisor Inc                        Common Stock 896945201         266       8,090          Shared                     8,090
United States Steel Corp               Common Stock 912909108         147       7,700          Shared                     7,700
United States Treasury Bill            Common Stock 9127956E6         100     100,000          Shared                   100,000
Urban Outfitters Inc                   Common Stock 917047102         278       7,400          Shared                     7,400
Vanguard Intermediate-Term Corporate
  Bond ETF                             Common Stock 92206C870       6,461      73,700          Shared                    73,700
Vanguard Intermediate-Term Corporate
  Bond ETF                             Common Stock 92206C870       7,632      87,050          Shared                    87,050
Vanguard Total Bond Market ETF         Common Stock 921937835       2,925      34,350          Shared                    34,350
Veolia Environnement SA                Common Stock 92334N103         151      13,980          Shared                    13,980
Verizon Communications Inc             Common Stock 92343V104         793      17,409          Shared                    17,409
Vodafone Group PLC                     Common Stock 92857W209         925      32,442          Shared                    32,442
Vulcan Materials Co                    Common Stock 929160109         245       5,175          Shared                     5,175
Washington Post Co/The                 Common Stock 939640108         196         540          Shared                       540
Wells Fargo & Co                       Common Stock 929903201                   1,700          Shared                     1,700
Whirlpool Corp                         Common Stock 963320106         357       4,300          Shared                     4,300
Williams Cos Inc/The                   Common Stock 969457100       1,350      38,615          Shared                    38,615
Xylem Inc/NY                           Common Stock 98419M100         200       7,950          Shared                     7,950
Zions Bancorporation                   Common Stock 989701107         259      12,535          Shared                    12,535
Abercrombie & Fitch Co-Cl A            Common Stock 002896207          20         577          Shared                       577
Advanced Micro Devices                 Common Stock 007903107          17       5,071          Shared                     5,071
AGL Resources                          Common Stock 001204106          30         744          Shared                       744
Allegheny Technologies Inc             Common Stock 01741R102          27         857          Shared                       857
Alliant Energy Corporation             Common Stock 018802108         230       5,307          Shared                     5,307
Alpha Natural Resources, Inc.          Common Stock 02076X102          13       1,907          Shared                     1,907
Altria Group                           Common Stock 02209S103         297       8,882          Shared                     8,882
Ambac Financial Group Inc              Common Stock 023139108                     127          Shared                       127
American Capital Agency Corp           Common Stock 02503X105          24         700          Shared                       700
American Capital Strategies Ltd.       Common Stock 02503Y103          11         932          Shared                       932
American Electric Power                Common Stock 025537101           5         125          Shared                       125
American Water Works Co Inc            Common Stock 030420103         249       6,712          Shared                     6,712
Annaly Capital Management              Common Stock 035710409         380      22,560          Shared                    22,560
Apartment Investment & Management
  Company                              Common Stock 03748R101          31       1,208          Shared                     1,208
Apollo Investment Corp                 Common Stock 03761U106           4         500          Shared                       500
Apple, Inc.                            Common Stock 037833100          50          75          Shared                        75
Ares Capital Corp                      Common Stock 04010L103          24       1,400          Shared                     1,400
Arthur J. Gallagher & Co.              Common Stock 363576109         243       6,785          Shared                     6,785
Ascena Retail Group, Inc               Common Stock 04351G101           4         188          Shared                       188
Assurant Inc.                          Common Stock 04621X108          25         671          Shared                       671
AT&T Inc.                              Common Stock 00206R102           5         130          Shared                       130
AutoNation Inc.                        Common Stock 05329W102          34         777          Shared                       777
Avery Dennison Corporation             Common Stock 053611109          30         956          Shared                       956
Bemis Company                          Common Stock 081437105          28         905          Shared                       905
Big Lots Inc                           Common Stock 089302103          22         732          Shared                       732
Blackrock Build America Bond Tr        Common Stock 09248X100          11         490          Shared                       490
Bristol-Myers Squibb                   Common Stock 110122108         233       6,894          Shared                     6,894
Cablevision Systems                    Common Stock 12686C109          45       2,848          Shared                     2,848
Cardinal Health Inc                    Common Stock 14149Y108           2          50          Shared                        50
Cardiovascular Systems, Inc.-
  Certificate                          Common Stock 141619106         247      21,356          Shared                    21,356
CB Richard Ellis Group Inc             Common Stock 12504L109          48       2,627          Shared                     2,627
Celgene Corporation                    Common Stock 151020104          97       1,270          Shared                     1,270
ChevronTexaco Corp                     Common Stock 166764100         260       2,232          Shared                     2,232
Chimeral Investment Corporation        Common Stock 16934Q109           3       1,000          Shared                     1,000
China Marine Food Group Ltd            Common Stock 16943R106           1       1,000          Shared                     1,000
China Shen Zou Mng & Res Inc.          Common Stock 16942H109                     200          Shared                       200
Cincinnati Financial Corp              Common Stock 172062101         280       7,391          Shared                     7,391
Cintas Corporation                     Common Stock 172908105          33         789          Shared                       789
Computer Sciences Corp                 Common Stock 205363104          56       1,746          Shared                     1,746
Compuware                              Common Stock 205638109          33       3,354          Shared                     3,354
ConocoPhillips                         Common Stock 20825C104         248       4,333          Shared                     4,333
Consolidated Edison Inc.               Common Stock 209115104         220       3,673          Shared                     3,673
Constellation Brands Inc.              Common Stock 21036P108          43       1,333          Shared                     1,333
Coventry Health Care Inc               Common Stock 222862104          37         892          Shared                       892
D.R. Horton Inc                        Common Stock 23331A109          45       2,167          Shared                     2,167
Dean Foods Company                     Common Stock 242370104          41       2,506          Shared                     2,506
DENTSPLY International Inc             Common Stock 249030107          30         797          Shared                       797
Developers Diversified Realty
  Corporation                          Common Stock 23317H102           1          75          Shared                        75
DeVry, Inc.                            Common Stock 251893103          16         713          Shared                       713
Diamond Hill Investment Group          Common Stock 25264R207         295       3,850          Shared                     3,850
Diamond Offshore Drilling              Common Stock 25271C102          33         497          Shared                       497
DTE Energy Company                     Common Stock 233331107         308       5,141          Shared                     5,141
Du Pont (e.i.) De Nemours              Common Stock 263534109         233       4,626          Shared                     4,626
Dun & Bradstreet Corp                  Common Stock 26483E100          29         358          Shared                       358
EFTS Silver TR Silver Shares           Common Stock 26922X107           2          70          Shared                        70
Enterprise Products Partners L.P.      Common Stock 293792107         138       2,574          Shared                     2,574
Equifax Inc                            Common Stock 294429105          33         711          Shared                       711
E-Trade Financial Corporation          Common Stock 269246401          30       3,396          Shared                     3,396
Expedia Inc.                           Common Stock 30212P303          56         966          Shared                       966
Exxon Mobil Corporation                Common Stock 30231G102         141       1,546          Shared                     1,546
Federated Investors Inc                Common Stock 314211103          37       1,798          Shared                     1,798
First China Pharmaceutical Group, Inc. Common Stock 31948N109                   1,000          Shared                     1,000
First Horizon National Corporation     Common Stock 320517105          33       3,425          Shared                     3,425
First Merchants Corp                   Common Stock 320817109          50       3,348          Shared                     3,348
First Solar Inc                        Common Stock 336433107          27       1,199          Shared                     1,199
FLIR Systems Inc                       Common Stock 302445101          22       1,105          Shared                     1,105
Gamestop Corp.                         Common Stock 36467W109          24       1,155          Shared                     1,155
Gannett Company Inc                    Common Stock 364730101          36       2,041          Shared                     2,041
Genworth Financial Inc                 Common Stock 37247D106          33       6,294          Shared                     6,294
Goodyear Tire & Rubber                 Common Stock 382550101          23       1,893          Shared                     1,893
Google Inc.                            Common Stock 38259P508          30          40          Shared                        40
H&R Block Inc                          Common Stock 093671105          30       1,707          Shared                     1,707
Harman International Industries Inc    Common Stock 413086109          33         714          Shared                       714
Harris Corp                            Common Stock 413875105          58       1,136          Shared                     1,136
Hasbro Inc                             Common Stock 418056107          48       1,270          Shared                     1,270
Health Care Property Investors Inc.    Common Stock 40414L109         237       5,331          Shared                     5,331
Home Depot Inc                         Common Stock 437076102           6         100          Shared                       100
Honeywell International Inc            Common Stock 438516106         146       2,440          Shared                     2,440
Hormel Foods Corporation               Common Stock 440452100          28         954          Shared                       954
Hospira Inc.                           Common Stock 441060100          44       1,334          Shared                     1,334
HSN Inc.                               Common Stock 404303109           1          19          Shared                        19
Hudson City Bancorp Inc                Common Stock 443683107          52       6,496          Shared                     6,496
Hugoton Royalty Trust                  Common Stock 444717102           3         500          Shared                       500
Huntington Bancshares Inc              Common Stock 446150104         116      16,861          Shared                    16,861
Integrys Energy Group Inc.             Common Stock 45822P105          27         522          Shared                       522
Interval Leisure Group Inc             Common Stock 46113M108                      19          Shared                        19
Intl Flavors & Fragrances              Common Stock 459506101          31         527          Shared                       527
iShares 1000 Growth Index Fund         Common Stock 464287614          10         154          Shared                       154
iShares DJ Select Dividend Index       Common Stock 464287168          96       1,669          Shared                     1,669
iShares MSCI EAFE Index Fund           Common Stock 464287465           5         101          Shared                       101
iShares Russell 1000 Value Index Fund  Common Stock 464287598          10         132          Shared                       132
iShares Russell 2000 Growth Index Fund Common Stock 464287648           2          21          Shared                        21
iShares Russell Mid Cap Value Index    Common Stock 464287473           2          36          Shared                        36
iShares Russell Midcap Growth          Common Stock 464287481           6          97          Shared                        97
iShares S&P 500 Barra Growth           Common Stock 464287309          14         178          Shared                       178
iShares S&P Preferred Stock Index      Common Stock 464288687         103       2,575          Shared                     2,575
iShares Silver Trust                   Common Stock 46428Q109         130       3,890          Shared                     3,890
J.C. Penney Company, Inc.              Common Stock 708160106          29       1,196          Shared                     1,196
Jabil Circuit Inc.                     Common Stock 466313103          26       1,399          Shared                     1,399
JDS Uniphase Corporation               Common Stock 46612J507          32       2,611          Shared                     2,611
John Hancock Preferred Income Fund     Common Stock 41013W108         707      30,890          Shared                    30,890
Johnson & Johnson                      Common Stock 478160104         236       3,423          Shared                     3,423
JP Morgan Chase & Co                   Common Stock 46625H100         203       5,003          Shared                     5,003
Lam Research Corporation               Common Stock 512807108          24         754          Shared                       754
Legg Mason Inc                         Common Stock 524901105          42       1,715          Shared                     1,715
Leggett & Platt Incorporated           Common Stock 524660107          30       1,196          Shared                     1,196
Lennar Corporation                     Common Stock 526057104          48       1,393          Shared                     1,393
Leucadia National Corporation          Common Stock 527288104          40       1,762          Shared                     1,762
Lexmark International Inc.             Common Stock 529771107          18         830          Shared                       830
Limited Brands Inc.                    Common Stock 532716107         238       4,831          Shared                     4,831
Linn Energy LLC                        Common Stock 536020100          12         288          Shared                       288
Live Nation Entertainment, Inc.        Common Stock 538034109                      28          Shared                        28
LSI Logic Corp                         Common Stock 502161102          31       4,530          Shared                     4,530
Magnachip Semiconductor Corp           Common Stock 55933J203           8         650          Shared                       650
Masco Corporation                      Common Stock 574599106          38       2,552          Shared                     2,552
Mattel                                 Common Stock 577081102         238       6,711          Shared                     6,711
MBIA Inc                               Common Stock 55262C100           2         169          Shared                       169
McDonalds Corporation                  Common Stock 580135101         262       2,853          Shared                     2,853
MeadWestvaco Corporation               Common Stock 583334107         163       5,338          Shared                     5,338
MetroPCS Communications, Inc.          Common Stock 591708102          36       3,079          Shared                     3,079
MFS Charter Income Trust               Common Stock 552727109         797      78,710          Shared                    78,710
Molex Incorporated                     Common Stock 608554101          30       1,146          Shared                     1,146
Mondelez International, Inc            Common Stock 609207105         243       5,878          Shared                     5,878
Nabors Industries Ltd.                 Common Stock 015069406          31       2,245          Shared                     2,245
NASDAQ OMX Group Inc                   Common Stock 631103108          27       1,138          Shared                     1,138
Netflix Inc.                           Common Stock 64110L106          31         565          Shared                       565
Newell Rubbermaid Inc.                 Common Stock 651229106          49       2,582          Shared                     2,582
Newfield Exploration Company           Common Stock 651290108          34       1,071          Shared                     1,071
Nextera Energy, Inc.                   Common Stock 65339F101         248       3,530          Shared                     3,530
Nisource                               Common Stock 65473P105         254       9,974          Shared                     9,974
NRG Energy Inc                         Common Stock 629377508          33       1,543          Shared                     1,543
Nuveen Multi Currency Short Term Govt
  Inc Fund                             Common Stock 67090N109          13       1,000          Shared                     1,000
Nuveen Ohio Dividend Advantage Muni
  Fund                                 Common Stock 67070R104          42       2,600          Shared                     2,600
ONEOK Partners L.P.                    Common Stock 68268N103         108       1,813          Shared                     1,813
Orchard Supply Hardware                Common Stock 685691404                      12          Shared                        12
Owens-Illinois Inc                     Common Stock 690768403          26       1,394          Shared                     1,394
Pan American Silver Corporation        Common Stock 697900108           5         250          Shared                       250
Patterson Companies Inc                Common Stock 703395103          32         948          Shared                       948
People's United Financial Inc          Common Stock 712704105          26       2,132          Shared                     2,132
Pepco Holdings, Inc.                   Common Stock 713291102          26       1,376          Shared                     1,376
Perkinelmer Inc                        Common Stock 714046109          40       1,363          Shared                     1,363
PETME LLC                              Common Stock 716382106           1          01          Shared                         1
Pfizer Inc.                            Common Stock 717081103         338      13,585          Shared                    13,585
Philip Morris International Inc.       Common Stock 718172109         223       2,480          Shared                     2,480
Phillips 66                            Common Stock 718546104           9         191          Shared                       191
Pinnacle West Capital                  Common Stock 723484101         225       4,253          Shared                     4,253
Pitney Bowes Inc                       Common Stock 724479100          20       1,476          Shared                     1,476
Pluristem Therapeutics, Inc.           Common Stock 72940R102          11       2,900          Shared                     2,900
PPG Industries Inc.                    Common Stock 693506107         263       2,286          Shared                     2,286
Prologis                               Common Stock 74340W103           8         223          Shared                       223
Pulte Homes Inc                        Common Stock 745867101          67       4,315          Shared                     4,315
Quality Systems Inc.                   Common Stock 747582104          11         600          Shared                       600
Quanta Services, Inc.                  Common Stock 74762E102          32       1,278          Shared                     1,278
Rare Element Resources Ltd.            Common Stock 75381M102           5       1,000          Shared                     1,000
Robert Half International Inc.         Common Stock 770323103          26         975          Shared                       975
Rocky Brands Inc                       Common Stock 774515100          29       2,500          Shared                     2,500
Rowan Companies Inc                    Common Stock 078178116          30         880          Shared                       880
RPM International , Inc.               Common Stock 749685103         235       8,230          Shared                     8,230
RR Donnelley & Sons Co                 Common Stock 257867101          20       1,884          Shared                     1,884
Ryder System Inc                       Common Stock 783549108          21         526          Shared                       526
SAIC Inc                               Common Stock 78390X101          27       2,246          Shared                     2,246
Scripps Networks Interactive           Common Stock 811065101          39         631          Shared                       631
Seagate Technology PLC Com             Common Stock 052580676           9         300          Shared                       300
Sealed Air Corp                        Common Stock 81211K100          25       1,598          Shared                     1,598
Sears Holding Corp RTS                 Common Stock 812350114           2         686          Shared                       686
Sears Holdings Corp                    Common Stock 812350106          49         876          Shared                       876
Sinclair Broadcast Group Inc           Common Stock 829226109          17       1,500          Shared                     1,500
Snap-On Inc                            Common Stock 833034101          39         546          Shared                       546
SPDR Gold Trust                        Common Stock 78463V107         199       1,160          Shared                     1,160
Spectra Energy Corp                    Common Stock 847560109         245       8,351          Shared                     8,351
Sumitomo Osaka Cement Company          Common Stock 005346924           3         700          Shared                       700
SunCoke Energy, Inc.                   Common Stock 86722A103           6         350          Shared                       350
Sunoco Inc                             Common Stock 86764P109          25         529          Shared                       529
Sunoco, Inc.                           Common Stock 86681U207           7         140          Shared                       140
Supervalu Inc                          Common Stock 868536103           8       3,373          Shared                     3,373
Teco Energy Inc.                       Common Stock 872375100          26       1,452          Shared                     1,452
Tenet Healthcare Corporation           Common Stock 88033G407          35       5,619          Shared                     5,619
Teradyne Inc.                          Common Stock 880770102          28       2,004          Shared                     2,004
Tesoro Corporation                     Common Stock 881609101          49       1,161          Shared                     1,161
The Chubb Corporation                  Common Stock 171232101         163       2,140          Shared                     2,140
The Coca-Cola Company                  Common Stock 191216100           6         170          Shared                       170
The International Group of Companies
  Inc.                                 Common Stock 460690100          31       2,799          Shared                     2,799
Tirex Corp                             Common Stock 88823T106                  30,000          Shared                    30,000
Titanium Metals Corporation            Common Stock 888339207          23       1,816          Shared                     1,816
TJX Companies, Inc.                    Common Stock 872540109          31         700          Shared                       700
Torchmark Corp                         Common Stock 891027104          32         630          Shared                       630
Total System Services Inc.             Common Stock 891906109          33       1,411          Shared                     1,411
Tree.com Inc                           Common Stock 894675107                      03          Shared                         3
TripAdvisor, Inc.                      Common Stock 896945201          36       1,091          Shared                     1,091
Union Pacific Corp.                    Common Stock 907818108          12         100          Shared                       100
United States Steel Corp               Common Stock 912909108          29       1,498          Shared                     1,498
Urban Outfitters Inc                   Common Stock 917047102          37         976          Shared                       976
Vanguard REIT                          Common Stock 922908553         234       3,596          Shared                     3,596
Verizon Communications Inc             Common Stock 92343V104         268       5,872          Shared                     5,872
VF Corporation                         Common Stock 918204108           8          50          Shared                        50
Visualant Inc.                         Common Stock 928449107                   1,500          Shared                     1,500
Vulcan Materials Company               Common Stock 929160109          50       1,054          Shared                     1,054
Washington Post                        Common Stock 939640108          32          88          Shared                        88
Waste Management, Inc                  Common Stock 94106L109           5         165          Shared                       165
Western Gas Partners L.P.              Common Stock 958254104         111       2,199          Shared                     2,199
Whirlpool Corporation                  Common Stock 963320106          71         859          Shared                       859
Xylem, Inc.                            Common Stock 98419M100          41       1,621          Shared                     1,621
Zions Bancorporation                   Common Stock 989701107          36       1,731          Shared                     1,731